Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2022 € in Millions, ₩ in Millions, ¥ in Millions, $ in Millions, $ in Millions	KRW (₩)	USD ($)	EUR (€)	SGD ($)	JPY (¥)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,277,690	$ 2,983,017	€ 7,700	$ 284,000	¥ 0
Used amount	516,447	2,142,507	7,700	284,000	400,000
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	372,000
Used amount	0
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	1,974
Economic Cooperation Business Insurance [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	3,240
Used amount	1,732
Collateralised loans on electronic receivable-trade [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	567,150
Used amount	28,298
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	1,663
Working capital loan | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,415,600
Used amount	165,100
Working capital loan | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		72,507
Used amount | $		72,507
Working capital loan | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | €			7,700
Used amount | €			€ 7,700
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	824,000
Used amount	309,680
Derivatives transaction limit [member]
Disclosure of detailed information about borrowings [line items]
Used amount | $		100,000
Derivatives transaction limit [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		2,510,510
Used amount | $		1,970,000
Derivatives transaction limit [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit	8,000
Used amount	₩ 8,000
Derivatives transaction limit [member] | DBS Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | $				284,000
Used amount | $				$ 284,000
Derivatives transaction limit [member] | Citi Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | $		$ 400,000
Used amount | ¥					¥ 400,000